UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance California Municipals Fund                                                                                          as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.1%

Principal Amount
(000’s omitted)	Security	Value
Education — 6.5%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,580,955
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,727,150
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,164,320
7,710	California Educational Facilities Authority, (University of Southern California), 4.75%, 10/1/37	7,762,428
		$18,234,853
Electric Utilities — 1.1%
$3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$3,051,090
		$3,051,090
Escrowed / Prerefunded — 7.6%
$2,250	California, Prerefunded to 4/1/14, 5.25%, 4/1/34	$2,421,112
1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	1,371,140
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	14,836,615
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,431,446
		$21,060,313
General Obligations — 2.7%
$2,250	California, 4.75%, 6/1/35	$2,234,430
5,000	California, 5.50%, 11/1/33	5,338,100
		$7,572,530
Hospital — 16.7%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,027,700
8,850	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	8,921,862
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,052,440
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,335,815
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,555,445
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,524,500

1

$1,700	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	$1,709,384
2,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	2,964,641
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,919,486
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,563,195
215	Eastern Plumas Health Care District, 7.50%, 8/1/07	215,307
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,689,902
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,039,870
2,640	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,701,301
5,000	Washington Township Health Care District, 5.00%, 7/1/37	5,005,850
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,266,413
		$46,493,111
Housing — 0.7%
$1,396	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,495,031
419	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	445,334
		$1,940,365
Industrial Development Revenue — 3.0%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,779,040
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,767,150
4,000	California Statewide Communities Development Authority, (Anheuser Busch Project), 4.80%, 9/1/46	3,788,760
		$8,334,950
Insured-Education — 1.5%
$3,990	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Authority, (University Plaza), (MBIA), 5.00%, 7/1/33 (1)	$4,079,243
		$4,079,243
Insured-Electric Utilities — 7.0%
$5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$5,269,650
9,000	Northern California Power Agency, (Hydroelectric), (MBIA), 5.125%, 7/1/23 (1)	9,174,090
7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	5,050,949
		$19,494,689

2

Insured-Escrowed/Prerefunded — 5.9%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (AMBAC), 5.00%, 7/1/33 (2)	$2,706,550
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (FGIC), 5.00%, 7/1/29	5,413,100
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	5,682,600
1,500	Puerto Rico Electric Power Authority, Prerefunded to 7/1/10, (FSA), 5.25%, 7/1/29 (1)	1,572,220
1,135	Puerto Rico Highway and Transportation Authority, (AGC), Prerefunded to 7/1/15, 5.00%, 7/1/45	1,212,498
		$16,586,968
Insured-General Obligations — 7.0%
$3,000	Allan Hancock, (Joint Community College), (FSA), 4.375%, 8/1/31	$2,837,850
5,000	California, (FSA), 5.25%, 8/1/32	5,580,450
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,331,127
3,300	Puerto Rico, (FSA), Variable Rate, 7.962%, 7/1/27 (3)(5)	3,760,548
4,500	San Diego Unified School District, (MBIA), 5.50%, 7/1/24 (1)	5,062,320
1,000	Simi Valley United School District, (FSA), 5.00%, 8/1/27 (4)	1,049,520
		$19,621,815
Insured-Hospital — 5.4%
$2,550	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	$2,630,861
7,500	California Statewide Communities Development Authority, (Rady Children’s Hospital), (MBIA), 4.50%, 8/15/28	7,194,300
4,920	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (1)	5,138,923
		$14,964,084
Insured-Lease Revenue / Certificates of Participation — 4.8%
$6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	$3,183,765
11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	3,649,193
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,209,800
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,346,745
		$13,389,503

3

Insured-Special Tax Revenue — 4.3%
$2,565	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$2,244,708
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	5,658,500
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	4,151,875
		$12,055,083
Insured-Transportation — 2.6%
$4,320	Los Angeles County Metropolitan Transportation Authority, (AMBAC), 5.00%, 7/1/23 (1)	$4,421,520
2,000	San Francisco City and Country Airport Commission, International Airport Revenue, Variable Rate, (FGIC), (AMT), 7.034%, 5/1/30 (3)(5)	2,054,840
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	830,556
		$7,306,916
Insured-Water and Sewer — 7.3%
$2,000	Calleguas Las Virgenes Public Financing Authority Revenue (Municipal Water District), (MBIA), 4.25%, 7/1/32	$1,821,280
3,500	Los Angeles, Water and Power, (AMBAC), 5.00%, 7/1/36	3,629,710
6,675	Los Angeles, Water and Power, (FSA), 4.75%, 7/1/36	6,712,514
1,680	Los Angeles, Water and Power, (MBIA), 3.00%, 7/1/30	1,276,128
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 9.342%, 4/22/09 (6)	3,201,630
4,135	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,833,517
		$20,474,779
Lease Revenue/Certificates of Participation — 8.7%
$5,000	California Public Works, (University of California), 5.25%, 6/1/20	$5,387,150
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,372,217
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,201,855
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,637,978
6,520	Pasadena Parking Facility, 6.25%, 1/1/18	7,239,482
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,481,600
		$24,320,282
Other Revenue — 3.7%
$615	California Infrastructure and Economic Development, (Performing Arts Center), 5.00%, 12/1/32	$625,781
920	California Infrastructure and Economic Development, (Performing Arts Center), 5.00%, 12/1/37	933,027

4

$2,380	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (3)	$2,530,630
5,650	Golden State Tobacco Securitization Corp., 5.125%, 6/1/47	5,527,621
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.78%, 10/1/34 (3)(5)	814,576
		$10,431,635
Senior Living / Life Care — 0.4%
$250	California Statewide Communities Development Authority, (Senior Living — Presbyterian Homes), 4.75%, 11/15/26	$240,338
1,000	California Statewide Communities Development Authority, (Senior Living — Presbyterian Homes), 4.875%, 11/15/36	974,040
		$1,214,378
Special Tax Revenue — 6.1%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,507,925
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	412,693
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	655,710
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,811,882
1,060	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	1,095,923
600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	606,402
2,115	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	2,204,909
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,460,245
2,300	Santa Margarita Water District, 6.20%, 9/1/20 (7)	2,458,033
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,001,790
350	Temecula Unified School District, 5.00%, 9/1/27	351,127
535	Temecula Unified School District, 5.00%, 9/1/37	525,552
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,012,060
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	928,386
		$17,032,637
Water and Sewer — 5.1%
$1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36 (1)	$1,750,770
12,000	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37	12,474,240
		$14,225,010
Total Tax-Exempt Investments — 108.1% (identified cost $288,340,633)		$301,884,234
Other Assets, Less Liabilities — (8.1)%		$(22,609,130)
Net Assets — 100.0%		$279,275,104

5

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 42.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 15.6% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $9,160,594 or 3.3% of the Fund’s net assets.

(4)	When-issued security.
(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(7)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	269 U.S. Treasury Bond	Short	$(29,353,684)	$(28,984,750)	$368,934

6

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$6,250,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$214,371
Merrill Lynch Capital Services, Inc.	$6,250,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$254,994
Lehman Brothers, Inc.	$11,175,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(186,075)
					$283,290

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$268,060,337
Gross unrealized appreciation	$15,865,438
Gross unrealized depreciation	(2,166,540)
Net unrealized appreciation	$13,698,898

7

Eaton Vance Florida Municipals Fund                                                                                               as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.2%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 8.0%
$ 1,000	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$ 1,204,870
615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	721,444
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,109,863
1,000	Halifax Medical Center, Prerefunded to 10/1/10, 7.25%, 10/1/24	1,112,040
1,100	Highlands County Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/13, 5.375%, 11/15/35	1,178,276
1,250	Lakeland Hospital System, (Lakeland Regional Health System), Prerefunded to 11/15/12, 5.50%, 11/15/32	1,346,500
500	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/21	522,480
2,775	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/29	2,899,764
3,690	North Miami Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	3,923,429
4,000	Orange County, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.625%, 11/15/32	4,332,760
605	Vista Lakes Community Development District, Prerefunded to 5/1/10, 7.20%, 5/1/32	657,000
		$ 20,008,426
Health Care-Miscellaneous — 0.4%
$ 1,003	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$ 1,003,983
		$ 1,003,983
Hospital — 8.0%
$ 4,500	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$ 4,504,410
2,795	Cape Canaveral Hospital District, (Cape Canaveral Hospital, Inc.), 5.25%, 1/1/28	2,827,981
1,750	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	1,761,095
250	Highlands County Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	249,045
2,750	Jacksonville Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	2,894,430
2,200	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	2,215,466

1

$ 2,865	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), 5.00%, 8/15/42	$ 2,886,344
2,500	West Orange Health Care District, 5.80%, 2/1/31	2,612,075
		$ 19,950,846
Housing — 0.4%
$ 55	Florida Housing Finance Authority, 6.35%, 6/1/14	$ 55,074
460	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	464,361
565	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	568,339
		$ 1,087,774
Housing Multifamily — 1.4%
$ 1,515	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$ 1,509,516
1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	1,998,144
		$ 3,507,660
Industrial Development Revenue — 4.1%
$ 2,314	Broward County, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$ 2,370,714
2,460	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,550,774
5,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,431,400
		$ 10,352,888
Insured-Electric Utilities — 2.1%
$ 5,125	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$ 5,104,551
		$ 5,104,551
Insured-Escrowed / Prerefunded — 8.1%
$ 9,225	Dade County, (Baptist Hospital of Miami), Escrowed to Maturity, (MBIA), 5.75%, 5/1/21	$ 10,141,411
3,835	Dade County, Professional Sports Franchise Facility, Escrowed to Maturity, (MBIA), 0.00%, 10/1/23	1,833,935
1,800	Miami-Dade County Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), Prerefunded to 8/15/11, 5.125%, 8/15/26	1,892,250
5,600	St. Lucie Utility System, Escrowed to Maturity, (FGIC), 6.00%, 10/1/20	6,493,480
		$ 20,361,076
Insured-General Obligations — 1.2%
$ 2,700	Puerto Rico, (MBIA), 5.50%, 7/1/20 (2)	$ 3,021,624
		$ 3,021,624

2

Insured-Health Care Miscellaneous — 0.0%
$ 26	Osceola County Industrial Development Authority, Community Provider Pooled Loan-93 Program, (FSA), 7.75%, 7/1/10	$ 26,268
		$ 26,268
Insured-Hospital — 6.9%
$ 4,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), Prerefunded to 8/15/14, (FSA), 5.00%, 8/15/29	$ 4,231,760
9,560	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	10,759,398
2,250	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), Prerefunded to 2/1/13, (AMBAC), 5.25%, 11/15/33	2,385,472
		$ 17,376,630
Insured-Housing — 1.2%
$ 3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$ 3,003,450
		$ 3,003,450
Insured-Lease Revenue / Certificates of Participation — 1.4%
$ 3,300	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (2)	$ 3,540,361
		$ 3,540,361
Insured-Special Tax Revenue — 18.4%
$ 5,525	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$ 5,253,059
6,345	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35 (2)	6,381,864
1,500	Jacksonville, Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,206,885
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	353,430
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,409,869
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	1,007,400
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,907,500
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,824,882
985	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	987,492
7,830	Orange County Tourist Development Tax, Prerefunded to 4/1/12, (AMBAC), 5.125%, 10/1/30 (2)	8,212,731
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,824,880
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,787,917
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17	1,621,100
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,220,420
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	4,039,336

3

$ 5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	$ 2,905,050
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,211,800
		$ 46,155,615
Insured-Transportation — 20.3%
$ 1,225	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	$ 1,183,779
8,750	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27 (3)	8,464,050
8,700	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18 (2)	8,938,699
7,680	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38 (2)	7,804,083
4,700	Miami-Dade, County, Aviation Revenue, (Miami International Airport), (XLCA), (AMT), 5.00%, 10/1/40	4,750,807
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,504,440
7,500	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34 (2)	7,644,175
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	551,727
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	523,039
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	5,053,400
3,940	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	3,463,575
		$ 50,881,774
Insured-Water and Sewer — 13.1%
$ 10,000	Fort Myers Utility, (FGIC), 5.50%, 10/1/29 (2)	$ 10,393,650
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,571,450
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,084,700
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	10,970,839
2,600	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27 (2)	2,606,634
4,150	Tampa Bay Water Utility System, Prerefunded to 10/1/08, (FGIC), 4.75%, 10/1/27 (2)	4,236,753
		$ 32,864,026
Nursing Home — 3.1%
$ 4,210	Dade County Industrial Development Authority, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	$ 4,217,662
3,500	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,612,210
		$ 7,829,872

4

Senior Living / Life Care — 2.3%
$ 4,100	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$ 4,053,547
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,754,270
		$ 5,807,817
Special Tax Revenue — 10.2%
$ 1,115	Concorde Estates Community Development District, 5.85%, 5/1/35	$ 1,144,124
255	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	255,311
1,185	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,190,261
635	Dupree Lakes Community Development District, 5.00%, 11/1/10	634,454
1,015	Dupree Lakes Community Development District, 5.375%, 5/1/37	998,618
970	Fishhawk Community Development District, 6.125%, 5/1/34	1,019,577
235	Gateway Services Community Development District, Special Assessment, 6.50%, 5/1/33	252,242
5	Heritage Harbor South Community Development District, (Capital Improvements), 5.40%, 11/1/08	5,008
660	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	703,085
480	Heritage Harbor South Community Development District, (Capital Improvements), 6.50%, 5/1/34	515,722
1,335	Heritage Springs Community Development District, 5.25%, 5/1/26	1,342,997
1,100	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,129,887
185	Longleaf Community Development District, 6.20%, 5/1/09	185,696
880	New River Community Development District, 5.00%, 5/1/13	868,780
360	New River Community Development District, 5.35%, 5/1/38	349,654
1,230	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	1,220,135
2,270	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,258,378
970	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	985,491
1,670	Sterling Hill Community Development District, 6.20%, 5/1/35	1,751,730
2,500	Tisons Landing Community Development District, 5.625%, 5/1/37	2,526,600
2,770	University Square Community Development District, 6.75%, 5/1/20	2,909,248
400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	408,728

5

$ 2,870	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	$ 2,916,236
$ 25,571,962
Transportation — 1.0%
$ 2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$ 2,469,286
$ 2,469,286
Water and Sewer — 2.6%
$ 6,275	Jacksonville Electric Authority, Water and Sewer Revenue, 5.25%, 10/1/39	$ 6,436,142
$ 6,436,142
Total Tax-Exempt Investments — 114.2% (identified cost $268,572,806)		$ 286,362,031
Other Assets, Less Liabilities — (14.2)%		$ (35,621,871)
Net Assets — 100.0%		$ 250,740,160

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 63.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 18.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $1,204,870 or 0.5% of the Fund’s net assets.

(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

6

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	318 U.S. Treasury Bond	Short	$ (34,700,637)	$ (34,264,500)	$ 436,137

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$ 6,500,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$ 222,946
Merrill Lynch Capital Services, Inc.	$ 6,500,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$ 265,193
Lehman Brothers, Inc.	$ 10,025,000	5.956%	3-month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$ (166,926)
					$ 321,213

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$ 230,699,807
Gross unrealized appreciation	$ 18,584,990
Gross unrealized depreciation	(667,766)
Net unrealized appreciation	$ 17,917,224

7

Eaton Vance Massachusetts Municipals Fund                                                                                 as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.8%
$5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$5,826,315
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,018,800
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,046,250
1,700	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	1,761,404
4,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.25%, 7/1/33	4,480,200
6,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	6,939,720
4,555	Massachusetts Health and Educational Facilities Authority, (Williams College), 4.50%, 7/1/33	4,395,848
10,000	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/36 (1)	10,340,650
2,000	Massachusetts Industrial Finance Agency, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,035,200
		$37,844,387
Electric Utilities — 6.0%
$8,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$8,727,201
3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,907,910
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	8,381,073
		$19,016,184
Escrowed / Prerefunded — 9.4%
$2,190	Massachusetts Development Finance Agency, (Belmont Hill School), Prerefunded to 9/1/11, 5.00%, 9/1/31	$2,294,244
2,000	Massachusetts Industrial Finance Agency, (Belmont Hill School), Prerefunded to 9/1/08, 5.25%, 9/1/28	2,052,380
1,760	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	1,827,602
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	21,117,000
2,435	Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/13, 5.25%, 8/1/33	2,599,996
		$29,891,222

1

Hospital — 10.6%
$1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	$1,063,100
1,500	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	1,504,545
2,600	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,756,884
15,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32	15,242,100
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	1,063,350
4,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/08	3,835,960
9,000	Massachusetts Industrial Finance Agency, (Biomedical Research Corp.), 0.00%, 8/1/09	8,287,110
		$33,753,049
Housing — 5.3%
$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,876,000
10,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	9,579,700
1,350	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	1,347,300
4,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	4,003,720
		$16,806,720
Industrial Development Revenue — 2.3%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,179,588
5,170	Virgin Islands Public Finance Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	5,092,864
		$7,272,452
Insured-Education — 11.7%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,841,100
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33 (2)	5,696,450
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	6,715,800
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (1)	6,094,889
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,913,176
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,039,140
3,120	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/33 (2)	3,431,626

2

$1,000	Massachusetts Development Finance Agency, (Western New England College), (AGC), 5.00%, 9/1/33	$1,027,270
7,245	Massachusetts Health and Educational Facilities Authority, (Worcester City Campus), (FGIC), 5.00%, 10/1/31	7,513,500
		$37,272,951
Insured-Escrowed/Prerefunded — 4.2%
$2,000	Massachusetts Health and Educational Facilities Authority, (UMass-Worcester Campus), (FGIC), Prerefunded to 10/1/11, 5.25%, 10/1/31	$2,098,800
200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	211,170
2,540	Massachusetts Water Resource Authority, (MBIA), Escrowed to Maturity, 5.25%, 12/1/15	2,701,519
6,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	6,288,880
1,995	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	2,137,603
		$13,437,972
Insured-General Obligations — 1.7%
$560	Ashland, (AMBAC), 4.75%, 5/15/29	$566,395
500	Plymouth, (MBIA), 5.25%, 10/15/20	523,075
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20 (1)	1,342,944
3,005	Tewksbury, (MBIA), 4.25%, 1/15/27	2,860,970
		$5,293,384
Insured-Hospital — 0.7%
$2,250	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 9.273%, 6/23/22 (3)	$2,348,145
		$2,348,145
Insured-Lease Revenue / Certificates of Participation — 3.0%
$7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$7,736,025
1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)	1,931,106
		$9,667,131
Insured-Other Revenue — 4.7%
$4,000	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42 (4)	$4,729,200
8,680	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42 (1)	10,262,513
45	Massachusetts Health and Educational Facilities Authority, (Capital Assets), (MBIA), 7.20%, 7/1/09	45,115
		$15,036,828

3

Insured-Special Tax Revenue — 10.9%
$3,395	Martha’s Vineyard Land Bank, (AMBAC), 4.25%, 5/1/36	$3,122,755
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,033,550
4,620	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,737,440
2,630	Massachusetts Bay Transportation Authority, Assessment Bonds, Sales Tax Revenue, (MBIA), 4.50%, 7/1/35	2,524,037
15,600	Massachusetts School Building Authority, (AMBAC), 4.50%, 8/15/35 (1)	14,939,132
7,500	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), 5.50%, 1/1/30	8,560,200
		$34,917,114
Insured-Student Loan — 2.2%
$1,425	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/27	$1,384,045
5,860	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/33	5,613,880
		$6,997,925
Insured-Transportation — 10.9%
$5,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/32 (5)	$5,070,750
10,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/38 (5)	10,117,800
19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	7,183,520
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,542,055
4,320	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	4,777,315
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,010,680
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	1,010,680
		$34,712,800
Insured-Water and Sewer — 0.5%
$1,625	Massachusetts Water Resource Authority, (MBIA), 5.25%, 12/1/15	$1,728,334
		$1,728,334
Nursing Home — 1.8%
$2,400	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,471,112
3,155	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,221,570
		$5,692,682

4

Other Revenue — 1.5%
$4,455	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	$4,698,065
		$4,698,065
Senior Living / Life Care — 0.7%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,232,925
415	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	409,298
515	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	502,640
		$2,144,863
Solid Waste — 1.0%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,352,537
		$3,352,537
Special Tax Revenue — 2.8%
$8,000	Massachusetts Bay Transportation Authority, 0.00%, 7/1/22	$3,925,120
14,395	Massachusetts Bay Transportation Authority, 0.00%, 7/1/34	3,718,948
1,310	Massachusetts Bay Transportation Authority, Special Assessment Revenue, 5.25%, 7/1/35	1,446,620
		$9,090,688
Water and Sewer — 7.6%
$8,080	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15 (2)	$8,142,378
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,552,465
3,205	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/32	3,546,140
565	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	591,922
10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	8,447,400
		$24,280,305
Total Tax-Exempt Investments (identified cost $346,397,957)		$355,255,738

5

Short-Term Investments — 2.4%

Principal
Amount
(000’s omitted)	Security	Value
$5,950	Massachusetts Health and Educational Facilities Authority, (Capital Assets), Variable Rate, 3.85%, 1/1/35	$5,950,000
1,820	Massachusetts Health and Educational Facilities Authority, (Wellesley College), Variable Rate, 3.76%, 7/1/39	1,820,000
Total Short-Term Investments (amortized cost, $7,770,000)		$7,770,000
Total Investments — 113.7% (identified cost $354,167,957)		$363,025,738
Other Assets, Less Liabilities — (13.7)%		$(43,775,789)
Net Assets — 100.0%		$319,249,949

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 44.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 15.6% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	When-issued security.

6

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/07	739 U.S. Treasury Bond	Short	$(80,225,976)	$(79,627,250)	$598,726

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$6,750,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$231,521
Merrill Lynch Capital Services, Inc.	$6,750,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$275,393
Lehman Brothers, Inc.	$12,475,000	5.956%	3-month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(207,721)
					$299,193

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$312,897,629
Gross unrealized appreciation	$13,333,268
Gross unrealized depreciation	(3,711,659)
Net unrealized appreciation	$9,621,609

7

Eaton Vance Mississippi Municipals Fund                                                                                       as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.9%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 2.7%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$252,410
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.05%, 7/1/37 (1)(2)(5)	160,497
50	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.055%, 7/1/25 (1)(2)(5)	54,344
		$467,251
Escrowed / Prerefunded — 10.4%
$2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	$1,786,900
		$1,786,900
Hospital — 6.5%
$500	Mississippi Hospital Equipment and Facilities Authority, (Baptist Health System), 5.00%, 8/15/29	$499,640
600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	607,314
		$1,106,954
Industrial Development Revenue — 7.1%
$200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	$236,774
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	190,410
500	Mississippi Business Finance Corp., (Northrop Grumman Ship System), 4.55%, 12/1/28	477,825
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	317,733
		$1,222,742
Insured-Bond Bank — 5.6%
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$439,228
500	Mississippi Development Bank, (Hinds County Public Improvement), (FSA), 5.25%, 10/1/30	528,235
		$967,463
Insured-Education — 8.2%
$750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	$769,672
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	541,040
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	98,131
		$1,408,843

1

Insured-Electric Utilities — 7.9%
$750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$764,490
250	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (3)	262,277
300	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (3)	331,479
		$1,358,246
Insured-Escrowed / Prerefunded — 5.5%
$250	Mississippi Development Bank, (Waste Water Treatment), (FSA), Prerefunded to 2/1/13, 5.00%, 2/1/28	$262,338
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	156,951
500	Southern Mississippi University Educational Building Corp., (AMBAC), Prerefunded to 3/1/11, 5.00%, 3/1/21	522,175
		$941,464
Insured-General Obligations — 12.4%
$500	Hinds County, (MBIA), 6.25%, 3/1/11	$538,705
500	Mississippi Development Bank, (FSA), 4.50%, 10/1/36	474,860
500	Mississippi Development Bank, (Gulf Coast College District), (XLCA), 4.25%, 1/1/24	478,520
250	Mississippi, (FSA), 5.25%, 11/1/21 (3)	274,709
100	Puerto Rico, (FSA), 5.125%, 7/1/30	103,303
220	Puerto Rico, (FSA), Variable Rate, 7.962%, 7/1/27 (1)(2)	250,703
		$2,120,800
Insured-Hospital — 12.3%
$750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	$751,245
455	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12 (4)	470,161
610	Mississippi Development Bank, (Covington County Hospital), (AMBAC), 5.00%, 7/1/31	632,607
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	264,455
		$2,118,468
Insured-Lease Revenue / Certificates of Participation — 3.8%
$600	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)	$643,702
		$643,702
Insured-Special Tax Revenue — 1.7%
$300	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (3)	$295,460
		$295,460
Insured-Transportation — 9.8%
$1,000	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	$1,027,490
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	258,290

2

$175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	$176,869
200	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36	214,296
		$1,676,945
Insured-Water and Sewer — 8.9%
$300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	$311,709
500	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	506,220
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	444,113
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	257,188
		$1,519,230
Nursing Home — 1.4%
$290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$245,914
		$245,914
Other Revenue — 0.7%
$1,200	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$82,920
1,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	37,430
		$120,350
Water and Sewer — 3.0%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$261,778
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	260,840
		$522,618
Total Tax-Exempt Investments — 107.9% (identified cost $17,980,079)		$18,523,350
Other Assets, Less Liabilities — (7.9)%		$(1,355,386)
Net Assets — 100.0%		$17,167,964

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 70.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 22.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $465,544 or 2.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/07	8 U.S. Treasury Bond	Short	$(872,802)	$(862,000)	$10,802

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$450,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$15,435
Morgan Stanley Capital Services, Inc.	$800,000	3.930%	USD-BMA Municipal Swap Index	December 20, 2007/ December 20, 2037	$40,433
Lehman Brothers, Inc.	$600,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(9,991)
					$45,877

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,677,206
Gross unrealized appreciation	$852,912
Gross unrealized depreciation	(136,768)
Net unrealized appreciation	$716,144

5

Eaton Vance National Municipals Fund                                                                                             as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.9%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 0.4%
$25,530	Rickenbacker, OH, Port Authority, 5.375%, 1/1/32 (1)	$27,004,357
		$27,004,357
Cogeneration — 1.0%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,277,584
6,100	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,189,609
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,169,061
4,200	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	4,199,622
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	4,999,600
		$59,835,476
Education — 3.2%
$12,390	California Educational Facilities Authority, (Stanford University), 5.35%, 6/1/27 (1)	$12,579,154
32,055	Houston, TX, Higher Education Finance Corp., 4.50%, 11/15/37	30,450,647
31,200	Houston, TX, Higher Education Finance Corp., 4.50%, 5/15/42	29,295,552
22,035	Massachusetts Development Finance Agency, (Smith College), 5.00%, 7/1/35 (1)	22,641,991
27,820	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	32,177,168
51,825	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37	50,451,119
5,725	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32	5,328,486
15,265	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	13,966,559
		$196,890,676
Electric Utilities — 2.0%
$13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$13,557,440
9,260	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	9,212,311
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,086,300
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,120,650

$8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	$8,508,320
42,000	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31 (1)	42,993,300
42,000	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31 (1)	42,993,300
		$124,471,621
Escrowed / Prerefunded — 5.4%
$3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), Prerefunded to 9/1/09, 6.375%, 9/1/32	$3,164,610
2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	3,034,296
24,130	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Prerefunded to 12/1/09, 6.50%, 12/1/29 (1)(2)	25,673,567
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (4)	1,807,305
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,573,543
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,509,387
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22 (3)	106,403,883
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	47,593,751
5,690	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	6,268,104
5,675	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,050,344
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	71,476,000
1,190	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28 (1)	1,272,362
13,015	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28 (1)	13,602,594
11,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	12,158,378
10,885	Tobacco Settlement Financing Corp., NY, Prerefunded to 6/1/13, 6.75%, 6/1/39	12,452,222
6,000	Tri-County, OR, Metropolitan Transportation District, Prerefunded to 8/1/09, 5.00%, 8/1/19 (1)	6,138,840
3,725	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	3,972,303
		$332,151,489

General Obligations — 9.3%
$118,690	California, 4.50%, 8/1/30	$112,762,621
35,000	California, 4.75%, 6/1/35	34,757,800
57,700	California, 4.75%, 9/1/35	57,297,254
16,000	California, 5.25%, 11/1/29	16,748,800
19,930	California, 5.25%, 2/1/30	20,785,993
9,875	California, 5.50%, 11/1/33	10,542,747
68,130	Cypress-Fairbanks, TX, Independent School District, 4.50%, 2/15/28	65,512,445
34,500	Georgia, 1.00%, 3/1/26	19,033,995
88,410	Judson, TX, Independent School District, 4.50%, 2/1/35	83,920,540
19,280	New York, NY, 4.25%, 1/1/29	17,835,542
15,000	North Carolina, 3.00%, 3/1/28	11,692,500
10,750	South Carolina, 3.00%, 8/1/21	9,085,685
10,000	South Carolina, 3.00%, 8/1/22	8,345,300
115,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	110,168,850
		$578,490,072
Health Care — Miscellaneous — 0.1%
$2,198	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36 (4)	$2,247,714
2,354	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36 (4)	2,415,501
		$4,663,215
Hospital — 12.8%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39 (1)	$34,567,198
14,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	14,013,720
30,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	30,747,660
12,500	California Health Facilities Financing Authority, (Kaiser Permanente), 5.25%, 4/1/39	12,816,375
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	13,110,890
17,295	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	17,464,491
45,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	45,751,160
77,500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	79,227,475
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	7,142,103

$14,655	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$14,658,810
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	14,639,479
32,735	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	30,234,373
4,000	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	4,017,240
9,500	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	9,697,600
27,775	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 1/15/35	27,668,899
67,700	Indiana Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/36	68,428,452
12,975	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	12,416,945
25,520	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/39	25,297,976
39,025	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	37,068,677
17,435	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	17,547,979
26,730	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	27,014,140
44,055	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28 (1)	44,392,021
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,088,840
3,075	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (5)	102,090
25,000	Rochester, MN, Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27 (1)	25,549,375
48,205	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37	48,794,547
75,725	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	76,289,151
46,400	Tarrant County, TX, Cultural Education Facilities Authority, (Texas Health Resources), 5.00%, 2/15/36	46,874,208
2,390	University of Kansas Hospital Authority, 4.50%, 9/1/32	2,189,407
		$791,811,281
Housing — 1.3%
$6,970	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$5,823,296
7,610	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	7,613,120
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09 (4)	16,608,160

$9,100	Lake Creek, CO, (Affordable Housing Corp.), Multifamily Housing, 6.25%, 12/1/23	$9,558,913
14,710	Nebraska Investment Finance Authority, (Single Family Housing), (AMT), 4.70%, 9/1/21	14,374,318
14,835	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	15,166,859
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,341,442
		$79,486,108
Housing-Multifamily — 0.2%
$10,770	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.85%, 8/15/31	$12,167,623
		$12,167,623
Industrial Development Revenue — 13.7%
$6,960	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,675,906
10,260	Bedford County, VA, Industrial Development Authority, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,646,084
2,250	Calhoun County, AR, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,325,645
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,091,382
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,202,160
29,090	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	28,591,979
23,590	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	24,550,113
62,785	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	62,872,899
13,290	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	13,318,972
3,500	Effingham County, GA, Industrial Development Authority, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,676,190
6,290	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,422,908
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	31,863,600
161,730	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (3)	175,684,064
42,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	45,624,040
98,100	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	106,564,722

$5,000	McMinn County, TN, (Calhoun Newsprint — Bowater, Inc.), (AMT), 7.40%, 12/1/22	$5,065,000
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), Series A, 7.375%, 1/15/22	10,179,700
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), Series B, 7.375%, 1/15/22	15,269,100
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), Series C, 7.375%, 1/15/22	3,562,790
5,025	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	5,030,527
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	19,413,771
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,982,273
10,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc. — JFK International Airport), (AMT), 8.00%, 8/1/12	11,339,800
7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.50%, 8/1/16	8,042,300
15,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 7.75%, 8/1/31	17,826,000
29,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	34,203,760
12,500	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	14,531,500
2,567	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,582,129
909	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	920,225
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,117,750
160,425	St. John Baptist Parish Revenue, (Marathon Oil Corp.), 5.125%, 6/1/37	161,897,702
		$851,074,991
Insured-Education — 1.6%
$15,045	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	$14,243,101
28,695	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	27,509,323
16,335	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Authority, (University of Puerto Rico), (MBIA), 5.00%, 7/1/33 (1)(2)	16,692,831
7,000	University of Alabama, (XLCA), 4.50%, 7/1/36	6,656,160
22,675	University of California, (MBIA), 4.75%, 5/15/33	22,812,637
12,720	University of California, (MBIA), 4.75%, 5/15/37	12,782,328
		$100,696,380

Insured-Electric Utilities — 2.8%
$7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$7,870,950
57,200	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26	54,734,680
27,900	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.65%, 3/1/37 (1)	26,375,823
14,645	Intermountain Power Agency, UT, (MBIA), 5.75%, 7/1/19 (1)	14,960,155
33,915	Lincoln, NE, Electric System, (FSA), 4.75%, 9/1/35	34,038,451
20,000	Los Angeles, CA, Department of Water and Power, (FSA), 4.625%, 7/1/37	19,712,400
18,000	Sacramento, CA, Municipal Electric Utility District, (FSA), 5.00%, 8/15/28 (1)	18,394,740
		$176,087,199
Insured-Escrowed / Prerefunded — 3.0%
$78,360	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36 (1)	$84,834,103
18,450	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33 (1)	19,974,340
7,355	Intermountain Power Agency, UT, (MBIA), Prerefunded to 7/1/07, 5.75%, 7/1/19 (1)	7,502,836
19,000	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.00%, 1/1/20 (1)	20,060,960
41,010	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23 (1)	44,620,725
10,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, 5.20%, 6/15/19 (1)	10,255,350
		$187,248,314
Insured-General Obligations — 7.7%
$17,670	Beaverton, OR, School District, (FSA), 4.125%, 6/1/25	$16,539,473
10,100	Beaverton, OR, School District, (FSA), 4.125%, 6/1/26	9,407,039
695	California, (AMBAC), 4.375%, 3/1/31	653,161
34,995	California, (AMBAC), 5.00%, 2/1/28 (1)	37,694,398
9,900	California, (AMBAC), Variable Rate, 9.09%, 5/1/26 (4)(6)	11,610,522
49,000	California, (FSA), 4.50%, 9/1/36	46,739,140
12,000	California, (MBIA), 4.75%, 3/1/31	12,031,800
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	7,176,427
50,985	Detroit, MI, School District, (FSA), 5.25%, 5/1/32	56,219,630
104,360	District of Columbia, (FGIC), 4.50%, 6/1/37	99,173,308
26,340	District of Columbia, Variable Rate, (FGIC), 6.438%, 6/1/33 (4)(6)	26,340,527
4,450	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,503,174

$20,000	Georgia, (MBIA), 2.00%, 9/1/24	$13,881,600
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	8,860,900
32,340	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)	36,754,087
95,790	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	91,415,271
		$478,000,457
Insured-Hospital — 0.8%
$15,210	Maryland Health and Higher Educational Facilities Authority, (Medlantic), (AMBAC), 5.25%, 8/15/38 (1)	$16,823,173
7,835	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,109,538
4,195	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	3,967,086
13,500	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.625%, 10/1/34	13,032,495
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,157,350
		$47,089,642
Insured-Housing — 0.7%
$40,496	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36 (1)	$41,654,428
		$41,654,428
Insured-Lease Revenue / Certificates of Participation — 1.3%
$50,465	Hudson, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$47,815,588
20,040	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	19,361,846
6,350	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/34	5,847,588
8,020	Western Regional Jail Authority, VA, (MBIA), 4.25%, 6/1/39	7,277,428
		$80,302,450
Insured-Other Revenue — 5.8%
$40,295	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	$41,393,845
25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	3,955,750
25,470	New York City, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	25,498,781
60,045	New York City, NY, Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	57,786,107
114,980	New York City, NY, Industrial Development Agency, (Yankee Stadium), (FGIC), 5.00%, 3/1/46	118,339,716

$55,475	New York City, NY, Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	$55,492,197
59,820	New York City, NY, Transitional Finance Authority, (FGIC), 4.25%, 1/15/34	55,197,110
		$357,663,506
Insured-Pooled Loans — 1.0%
$12,580	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/27	$12,218,451
52,030	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/33	49,844,740
		$62,063,191
Insured-Ports — 0.5%
$37,115	Alabama State Dock Authority, (MBIA), (AMT), 4.50%, 10/1/36	$34,599,716
		$34,599,716
Insured-Special Tax Revenue — 2.9%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$6,348,481
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	14,079,160
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,318,500
43,225	Louisiana Gas and Fuels Tax, (FGIC), 4.50%, 5/1/41	40,822,122
72,275	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	71,859,419
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	29,019,836
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	6,089,563
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,533,400
		$177,070,481
Insured-Transportation — 12.5%
$29,800	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$30,199,916
10,000	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	10,311,700
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36 (7)	46,362,788
2,500	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.50%, 11/1/20	2,605,875
5,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FGIC), (AMT), 5.625%, 11/1/21	5,236,200
10,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (FSA), (AMT), 5.50%, 11/1/17 (1)	10,610,905
12,000	Dallas Fort Worth, TX, International Airport Facility Improvements Corp., (MBIA), (AMT), 5.50%, 11/1/19 (1)	12,678,360
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,215,900
25,720	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/38	5,414,574
35,060	Harris County, TX, (Toll Road), (MBIA), 4.75%, 8/15/32	35,099,968

$75,300	Indianapolis, IN, Local Public Improvement Bond Bank, (Indianapolis Airport Authority), (AMBAC), (AMT), 5.00%, 1/1/36 (1)	$76,776,633
12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	12,098,280
34,635	Metropolitan Transportation Authority, NY, (FGIC), 4.75%, 11/15/37 (8)	34,703,577
19,240	Miami-Dade County, FL, Aviation, (Miami International Airport), (XLCA), (AMT), 5.00%, 10/1/37	19,577,085
20,315	Miami-Dade County, FL, Aviation, (Miami International Airport), (XLCA), Variable Rate, 6.979%, 10/1/40 (4)(6)	20,973,815
151,030	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32 (8)	144,710,905
7,410	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	6,993,558
81,940	Orlando and Orange County, FL, Expressway Authority, (FSA), 4.50%, 7/1/35	78,418,219
64,670	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	60,736,771
8,020	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 9/1/29	7,672,253
29,975	Port Authority of New York and New Jersey, (FSA), 4.50%, 12/1/36	28,182,495
20,995	Port Authority of New York and New Jersey, (FSA), (AMT), 4.25%, 12/1/32	18,954,916
24,100	Regional Transportation Authority, IL, (MBIA), 4.50%, 7/1/35	23,010,439
10,000	San Francisco, CA, City and County Airport Commission, International Airport Revenue, Variable Rate, (FGIC), (AMT), 7.034%, 5/1/30 (4)(6)	10,274,200
27,650	South Carolina Transportation Infrastructure Bank, (XLCA), 4.50%, 10/1/37	26,293,491
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	13,423,552
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	24,944,000
8,735	Tri-County, OR, Metropolitan Transportation District, (MBIA), 4.25%, 9/1/31	8,092,890
		$776,573,265
Insured-Water and Sewer — 7.6%
$11,915	Atlanta, GA, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$11,932,753
98,065	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	92,945,026
29,865	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	27,973,351
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,495,846
80,000	Detroit, MI, Water Supply System, (FSA), 5.00%, 7/1/33	82,545,600

$24,485	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	$23,705,642
21,750	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	20,821,493
8,175	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	7,457,399
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	3,019,020
6,465	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32	6,217,908
12,915	Los Angeles, CA, Wastewater System, (MBIA), 4.50%, 6/1/29	12,572,107
57,175	Los Angeles, CA, Wastewater System, (MBIA), 4.75%, 6/1/35 (1)	57,529,485
58,915	New York City, NY, Municipal Finance Authority, (FSA), 4.25%, 6/15/39	53,950,822
17,800	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	17,248,378
31,360	San Francisco, CA, City and County Public Utilities Commission, Water Revenue, (FSA), 4.25%, 11/1/33	29,073,542
20,805	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	17,965,118
		$470,453,490
Nursing Home — 0.9%
$4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31	$3,591,799
9,270	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	9,590,093
2,370	Lackawanna County, PA, Industrial Development Authority, (Edella Street Associates), 8.875%, 9/1/14	2,375,261
12,965	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,238,562
11,315	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,594,894
10,375	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,390,770
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,618,720
2,125	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,130,164
		$54,530,263
Other Revenue — 8.4%
$20,935	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (4)	$22,259,976
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20 (4)	10,870,300

$71,985	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	$72,803,469
20,000	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/33 (1)	21,605,600
21,900	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/43 (1)	23,658,132
22,600	Golden State Tobacco Securitization Corp., CA, 5.625%, 6/1/38 (1)	24,562,245
25,000	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	26,143,000
71,875	Golden State Tobacco Securitization Corp., CA, 5.125%, 6/1/47	70,318,188
12,000	Non-Profit Preferred Funding Trust, Various States, Series B, 4.47%, 9/15/37	11,726,880
19,000	Non-Profit Preferred Funding Trust, Various States, Series C, 4.72%, 9/15/37	18,529,750
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	2,096,784
56,530	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	53,523,735
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	4,692,387
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	2,239,950
14,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/47	1,354,920
27,555	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/47	2,926,617
20,000	Tennessee Energy Acquisition Corp., 5.25%, 9/1/26 (1)	21,339,300
13,000	Texas Municipal Gas Acquisition and Supply Corp., I, Variable Rate, 4.637%, 12/15/17 (4)(6)	12,870,000
10,000	Texas Municipal Gas Acquisition and Supply Corp., I, Variable Rate, 7.756%, 12/15/17 (4)(6)	9,900,000
115,180	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	17,183,704
37,685	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	34,754,614
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	10,957,103
36,000	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/05, 5.625%, 6/1/37 (1)	39,667,440
2,275	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	2,290,174
		$518,274,268
Senior Living / Life Care — 1.1%
$3,940	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$4,061,391
9,380	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,732,407
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. — Mesa), 7.625%, 1/1/26 (9)	5,931,802
6,680	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12 (10)	6,103,650
1,000	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.375%, 11/15/09	998,280

$9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25 (9)	$8,130,991
800	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 9.00%, 1/1/12 (5)	147,640
12,590	North Miami, FL, Health Care Facilities Revenue, (Imperial Club), 6.125%, 1/1/42	12,447,355
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. — Roseville), 7.75%, 11/1/23 (10)	7,582,412
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. — Highland), 8.75%, 11/1/24 (10)	10,954,165
		$66,090,093
Special Tax Revenue — 0.4%
$6,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$6,232,920
10,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	10,652,500
1,815	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	1,924,553
4,045	University Square, FL, Community Development District, 6.75%, 5/1/20	4,248,342
		$23,058,315
Transportation — 2.1%
$101,500	Port Authority of New York and New Jersey, 4.75%, 4/15/37	$99,432,445
30,845	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	30,517,118
		$129,949,563
Water and Sewer — 4.4%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$23,365,508
16,000	New York City, NY, Municipal Water Finance Authority, 4.25%, 6/15/33	14,775,200
27,640	New York City, NY, Municipal Water Finance Authority, 4.75%, 6/15/36	27,650,227
64,555	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/37	61,839,171
121,150	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33 (1)	121,366,859
23,625	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/38	23,605,391
		$272,602,356
Total Tax-Exempt Investments (identified cost $7,018,793,185)		$7,112,054,286

Short-Term Investments — 0.5%

Principal
Amount
(000’s omitted)	Security	Value
$31,325	California Department Water Resource Revenue, 3.72%, 5/1/22	$31,325,000
Total Short-Term Investments (amortized cost, $31,325,000)		$31,325,000
Total Investments — 115.4% (identified cost $7,050,118,185)		$7,143,379,286
Other Assets, Less Liabilities — (15.4)%		$(952,196,378)
Net Assets — 100.0%		$6,191,182,908

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	20.9%
New York	23.1%
Texas	11.6%
Others, representing less than 10% individually	59.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 41.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 12.0% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $148,178,020 or 2.4% of the Fund’s net assets.

(5)	Defaulted bond.
(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(8)	When-issued security.
(9)	Security is in default and making only partial interest payments.
(10)	Security is in default with respect to principal payments.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
09/07	14,000 U.S. Treasury Bond	Short	$(1,528,966,625)	$(1,508,500,000)	$20,466,625

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation
Lehman Brothers, Inc.	$55,000,000	3.896%	USD-BMA	October 23, 2007/
			Municipal	October 23, 2037
			Swap Index		$3,171,499
Lehman Brothers, Inc.	$40,150,000	5.956%	3 month	March 25, 2008/
			USD-LIBOR-BBA	March 25, 2038	$(668,537)
					$2,502,962

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$6,203,623,835
Gross unrealized appreciation	$210,017,129
Gross unrealized depreciation	(101,642,628)
Net unrealized appreciation	$108,374,501

Eaton Vance New York Municipals Fund                                                                                           as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.9%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23 (1)	$4,153,397
		$4,153,397
Education — 15.8%
$3,200	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	$3,107,392
900	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	921,636
2,110	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	2,150,723
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	9,750,350
2,400	New York Dormitory Authority, (City University), 7.50%, 7/1/10	2,520,408
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,411,253
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19 (2)	20,067,659
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	15,817,553
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,195,900
1,085	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32	1,009,853
2,900	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,653,326
		$70,606,053
Electric Utilities — 2.8%
$1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	$1,541,970
3,100	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	3,188,660
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 9.613%, 7/1/26 (3)	2,638,700
4,900	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	5,040,287
		$12,409,617
Escrowed / Prerefunded — 5.6%
$3,500	Metropolitan Transportation Authority, Prerefunded to 11/15/13, 5.25%, 11/15/32	$3,757,215
2,415	New York City, Prerefunded to 12/1/11, 5.375%, 12/1/26	2,560,842
1,495	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	1,538,460

1

$2,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	$2,137,720
1,050	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	1,116,832
3,950	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	4,201,417
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	9,704,046
		$25,016,532
General Obligations — 2.2%
$1,460	New York City, 4.25%, 1/1/28	$1,359,026
2,250	New York City, 5.25%, 8/15/26	2,366,505
5,755	New York City, 5.25%, 9/15/33	6,013,169
		$9,738,700
Health Care - Miscellaneous — 0.2%
$360	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$362,808
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	117,336
80	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	85,335
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	176,004
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	154,670
		$896,153
Hospital — 8.9%
$1,040	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$1,085,240
3,170	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	3,302,918
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	3,029,310
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,279,325
685	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	714,249
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,627,620
11,490	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28 (4)	11,577,899
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,068,020
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,800,215

2

$1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	$1,022,210
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,258,550
		$39,765,556
Housing — 4.4%
$10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$10,569,627
3,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.70%, 11/1/40	3,318,315
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,745,299
		$19,633,241
Industrial Development Revenue — 8.4%
$9,750	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$10,591,230
7,995	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (4)	8,684,860
3,500	New York City Industrial Development Agency, (American, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,968,930
10,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	10,530,240
1,965	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	2,066,080
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,667,280
		$37,508,620
Insured-Education — 7.9%
$5,000	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$5,499,750
12,500	New York Dormitory Authority, (New York University), (MBIA), 5.75%, 7/1/27 (4)	14,555,750
5,000	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	4,586,950
9,205	New York Dormitory Authority, (Yeshiva University), (AMBAC), 5.50%, 7/1/35 (5)	10,494,068
		$35,136,518
Insured-Electric Utilities — 2.7%
$6,525	Long Island Power Authority, Electric System Revenue, (MBIA), 4.25%, 5/1/33	$6,046,587
6,000	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (4)	6,042,060
		$12,088,647

3

Insured-Escrowed/Prerefunded — 5.2%
$15,135	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/19, 5.75%, 7/1/29 (4)	$15,841,603
16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	5,806,543
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, Variable Rate, 7.69%, 7/1/29 (6)(7)	1,716,660
		$23,364,806
Insured-General Obligations — 0.7%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$775,292
675	Jamestown, (AMBAC), 7.10%, 3/15/12	767,644
675	Jamestown, (AMBAC), 7.10%, 3/15/13	779,794
515	Jamestown, (AMBAC), 7.10%, 3/15/14	606,721
		$2,929,451
Insured-Lease Revenue / Certificates of Participation — 3.5%
$11,750	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$11,133,125
1,086	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (4)	1,135,385
3,013	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (4)	3,185,967
		$15,454,477
Insured-Other Revenue — 5.2%
$4,000	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$4,094,400
12,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	12,013,560
6,060	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	5,832,023
1,500	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,500,465
		$23,440,448
Insured-Solid Waste — 0.7%
$3,015	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09	$3,052,748
		$3,052,748
Insured-Special Tax Revenue — 3.6%
$3,850	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,826,246
7,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,892,145
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,457,430

4

$15,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	$3,921,750
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	980,642
		$16,078,213
Insured-Transportation — 5.0%
$9,000	Metropolitan Transportation Authority, (FGIC), 4.75%, 11/15/37 (8)	$9,017,820
3,165	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 7.62%, 1/1/19 (3)(6)	3,876,809
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29 (4)	3,617,355
5,965	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	5,602,209
		$22,114,193
Insured-Water and Sewer — 0.6%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,592,595
		$2,592,595
Lease Revenue/Certificates of Participation — 7.0%
$27,940	New York Urban Development Corp., 5.70%, 4/1/20	$31,352,871
		$31,352,871
Other Revenue — 5.1%
$2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$2,091,220
5,520	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/26	5,667,826
4,020	New York City Industrial Development Agency, (YMCA of Greater New York), 5.00%, 8/1/36	4,115,676
10,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (4)	11,072,880
		$22,947,602
Senior Living / Life Care — 0.9%
$2,670	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12 (9)	$2,439,632
800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	824,016
550	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	550,979
		$3,814,627

5

Transportation — 6.2%
$9,000	Metropolitan Transportation Authority, 5.00%, 11/15/35	$9,225,450
7,600	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33 (4)	7,477,336
8,050	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	7,964,429
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,904,525
		$27,571,740
Water and Sewer — 7.2%
$3,000	New York City Municipal Water Finance Authority, 4.25%, 6/15/33	$2,770,350
3,250	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	3,140,183
12,420	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	11,943,320
15,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	14,470,200
		$32,324,053
Total Tax-Exempt Investments — 110.7% (identified cost $474,815,258)		$493,990,858
Other Assets, Less Liabilities — (10.7)%		$(47,866,378)
Net Assets — 100.0%		$446,124,480

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 31.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 14.8% of total investments.

(1)	Security is in bankruptcy but continues to make full interest payments.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.

6

(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $5,593,469 or 1.3% of the Fund’s net assets.

(7)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(8)	When-issued security.
(9)	Security is in default with respect to principal payments.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
09/07	549 U.S. Treasury Bond	Short	$(59,896,038)	$(59,154,750)	$741,288

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	$16,000,000	3.930%	USD-BMA Municipal Swap Index	December 20, 2007/ December 20, 2037	$808,658
Citibank, N.A.	$10,600,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$363,574
Lehman Brothers, Inc.	$17,800,000	5.956%	3 month USD- LIBOR-BBA	March 25, 2008/ March 25, 2038	$(296,388)
					$875,844

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$421,705,978
Gross unrealized appreciation	$23,535,056
Gross unrealized depreciation	(3,613,176)
Net unrealized appreciation	$19,921,880

7

Eaton Vance Ohio Municipals Fund                                                                                                    as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.6%
$2,005	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,037,802
		$2,037,802
Education — 2.3%
$550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	$654,736
471	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29 (1)	477,219
3,250	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 5.93%, 10/1/29 (2)(3)	3,459,787
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,672,950
		$7,264,692
Electric Utilities — 0.8%
$1,825	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,890,298
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.05%, 7/1/37 (2)(4)(6)	401,242
125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.055%, 7/1/25 (2)(4)(6)	135,860
		$2,427,400
Escrowed / Prerefunded — 4.8%
$1,815	Little Miami School District, (FSA), Prerefunded to 12/1/16, 5.00%, 12/1/34	$1,939,346
4,779	Ohio Higher Educational Facilities Authority, (Oberlin College), Prerefunded to 10/1/09, 5.00%, 10/1/29 (1)	4,942,225
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,116,720
4,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	4,374,950
1,670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,810,046
		$15,183,287
General Obligations — 0.2%
$580	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	$581,224
		$581,224

1

Hospital — 5.9%
$1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$1,420,713
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	502,155
2,350	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	2,398,880
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,141,210
2,000	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	2,152,140
1,250	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	1,285,200
2,500	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	2,355,000
2,000	Ohio Higher Educational Facilities, (University Hospital Health Systems, Inc.), 4.75%, 1/15/36	1,917,040
2,500	Richland County Hospital Facilities, (Medcentral Health Systems), 5.25%, 11/15/36	2,564,075
830	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	885,485
		$18,621,898
Industrial Development Revenue — 4.7%
$3,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$3,925,774
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	2,969,215
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,169,770
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,183,480
825	Ohio Water Development Authority, (Allied Waste North Ameica, Inc.), (AMT), 5.15%, 7/15/15	824,975
1,975	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	1,945,533
		$15,018,747
Insured-Education — 3.2%
$1,000	Miami University, (AMBAC), 3.25%, 9/1/26	$817,170
1,500	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	1,558,785
2,100	Puerto Rico Industrial Tourist, Educational, Medical and Environmental Control Facilities Authority, (University Plaza), (MBIA), 5.00%, 7/1/33 (1)	2,146,970
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,353,065
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,105,040
		$9,981,030

2

Insured-Electric Utilities — 9.2%
$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	$2,007,300
2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	2,007,820
7,430	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	7,448,129
5,330	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	5,465,862
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,248,960
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	991,075
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,789,135
5,590	Ohio Water Development Authority, (Fresh Water Improvement), (FGIC), 4.80%, 1/1/34	5,603,640
2,700	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	2,718,927
		$29,280,848
Insured-Escrowed/Prerefunded — 6.8%
$1,250	Athens City School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	$1,344,037
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), Prerefunded to 12/1/13, 5.00%, 12/1/31	1,055,820
495	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	504,836
2,390	Hamilton County, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	2,491,957
1,475	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	1,601,865
3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	3,232,320
1,300	Minerva Local School District, (Classroom Facility), (MBIA), Prerefunded to 12/1/12, 5.30%, 12/1/29	1,382,589
800	Norwalk City School District, (AMBAC), Prerefunded to 12/1/09, 4.75%, 12/1/26	816,752
4,640	Puerto Rico Electric Power Authority, (FGIC), Prerefunded to 7/1/15, 5.00%, 7/1/35	4,956,819
4,000	University of Akron, (FGIC), Prerefunded to 1/1/10, 5.75%, 1/1/29 (1)	4,212,800
		$21,599,795
Insured-General Obligations — 35.0%
$2,000	Adams County Local School District, (FSA), 4.25%, 12/1/33	$1,844,080
1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	1,561,125
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	744,875

3

$1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21	$1,070,720
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,429,396
1,790	Cleveland, (FGIC), 4.75%, 11/15/26	1,809,046
1,000	Cleveland, (FGIC), 4.75%, 11/15/27	1,008,190
5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (FSA), 4.25%, 12/1/32	4,626,150
4,000	Fairview Park, (MBIA), 5.00%, 12/1/25	4,162,960
1,000	Gallia County Local School District, (FSA), 4.75%, 12/1/25	1,014,860
3,000	Gallia County Local School District, (FSA), 5.00%, 12/1/30	3,114,720
3,085	Hamilton City School District, (FSA), 4.25%, 12/1/30	2,867,076
1,120	Hamilton City School District, (FSA), 5.00%, 12/1/18	1,191,680
2,890	Hilliard School District, (MBIA), 5.00%, 12/1/27	3,007,767
1,450	Indian Lake Local School District, (School Facilities Construction), (MBIA), 5.00%, 12/1/34	1,505,694
1,975	Ironton City School District, (MBIA), 4.25%, 12/1/28	1,846,882
5,130	Ironton City School District, (MBIA), 5.00%, 12/1/34	5,319,041
4,000	Jackson Local School District, (Stark and Summit County), (XLCA), 4.25%, 12/1/33	3,684,800
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,225,690
1,965	Lakewood City School District, (FSA), 4.50%, 12/1/26	1,923,814
5,000	Maderia City School District, (FSA), 5.25%, 12/1/32	5,519,950
3,505	Mahoning County, (FSA), 5.00%, 12/1/27	3,662,760
1,065	Marysville Exempt Village School District, (FSA), 4.375%, 12/1/29	1,016,170
5,500	Marysville Exempt Village School District, (FSA), 5.00%, 12/1/29	5,700,585
3,525	Mason City School District, (FSA), 5.25%, 12/1/31	3,911,411
1,670	Miami East School District, (FSA), 4.50%, 12/1/29	1,620,568
7,400	Olentangy School District, (FSA), 4.50%, 12/1/32	7,158,020
3,695	Olentangy School District, (FSA), 5.00%, 12/1/21	3,880,674
1,000	Painesville City School District, (MBIA), 4.75%, 12/1/32	1,003,060
1,620	Painesville City School District, (MBIA), 5.00%, 12/1/24	1,687,165
2,115	Pickerington Local School District, (MBIA), 4.00%, 12/1/26	1,918,918
7,025	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	6,454,078
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), 0.00%, 12/1/16	1,001,010
1,500	South-Western City School District, (FSA), 4.25%, 12/1/26	1,413,495
2,000	Springboard Community City School District, (FSA), 5.25%, 12/1/30	2,220,340
1,000	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,067,270
2,500	Sugarcreek Local School District, (FSA), 4.25%, 12/1/31	2,308,475
5,000	Trotwood-Madison City School District, (School Improvements), (FSA), 4.50%, 12/1/30	4,841,500

4

$1,475	Wauseon Exempt Village School District, (Classroom Facilities and School Improvements), (FSA), 4.25%, 12/1/34	$1,354,493
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	7,144,848
		$110,843,356
Insured-Hospital — 3.5%
$1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children’s Hospital Medical Center), (FSA), 5.25%, 11/15/25	$1,046,490
5,000	Butler County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/31	5,160,750
500	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	509,935
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,329,471
2,845	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	2,918,885
		$10,965,531
Insured-Lease Revenue / Certificates of Participation — 0.8%
$1,195	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.00%, 5/1/22	$1,242,967
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.25%, 5/1/21	1,325,016
		$2,567,983
Insured-Special Tax Revenue — 3.3%
$610	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$630,789
2,490	Hamilton County, Sales Tax Revenue, (MBIA), 5.00%, 12/1/27	2,542,514
4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,685,088
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,375,750
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	139,753
3,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	4,074,120
		$10,448,014
Insured-Transportation — 9.2%
$1,000	Butler County Transportation Improvement District, (XLCA), 4.50%, 12/1/34	$956,540
5,000	Cleveland Airport, (FSA), 5.00%, 1/1/24	5,197,500
7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24 (5)	7,896,490
5,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	5,529,300

5

$2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	$2,744,600
6,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	6,676,140
		$29,000,570
Insured-Water and Sewer — 1.9%
$1,500	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,462,110
3,500	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	3,428,985
1,060	Toledo, Waterworks, (MBIA), 5.00%, 11/15/25	1,102,983
		$5,994,078
Nursing Home — 3.2%
$1,250	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$1,346,350
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,286,759
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	7,643,624
		$10,276,733
Other Revenue — 3.0%
$9,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	$9,491,040
		$9,491,040
Pooled Loans — 3.8%
$740	Cleveland-Cuyahoga County Port Authority, 5.125%, 5/15/25	$746,223
780	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	782,340
225	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	225,603
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,465,632
570	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	571,613
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/27 (1)	7,885,526
420	Toledo Lucas County, Port Authority Development, 5.125%, 11/15/25	417,997
		$12,094,934

6

Senior Living / Life Care — 0.3%
$1,000	Allen County Lima, (Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	$1,001,740
40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	40,087
		$1,041,827
Special Tax Revenue — 1.2%
$2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$2,171,120
1,400	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,539,048
		$3,710,168
Water and Sewer — 2.3%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$2,977,530
4,000	Cincinnati Water System Authority, 5.00%, 12/1/32	4,166,480
		$7,144,010
Total Tax-Exempt Investments — 106.0% (identified cost $328,082,238)		$335,574,967
Other Assets, Less Liabilities — (6.0)%		$(18,904,044)
Net Assets — 100.0%		$316,670,923

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 69.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 23.1% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $3,996,889 or 1.3% of the Fund’s net assets.

7

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/07	208 U.S. Treasury Bond	Short	$(22,398,397)	$(22,412,000)	$(13,603)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.	$5,800,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$236,634

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$306,365,675
Gross unrealized appreciation	$10,716,957
Gross unrealized depreciation	(4,052,665)
Net unrealized appreciation	$6,664,292

8

Eaton Vance Rhode Island Municipals Fund                                                                                    as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.6%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$501,960
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,111,020
400	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Brown University), 5.00%, 9/1/23	411,184
500	Rhode Island Health and Educational Building Corp., (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	511,350
		$3,535,514
Electric Utilities — 3.4%
$450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.05%, 7/1/37 (1)(2)(3)	$481,491
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.055%, 7/1/25 (1)(2)(3)	163,032
210	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29 (4)	223,367
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29 (4)	840,283
400	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, Variable Rate, 8.695%, 7/1/29 (1)(5)	450,911
		$2,159,084
Escrowed / Prerefunded — 1.7%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,112,120
		$1,112,120
General Obligations — 0.2%
$225	Puerto Rico, 0.00%, 7/1/16	$150,775
		$150,775
Hospital — 0.8%
$500	Rhode Island Health and Educational Building Corp., (Newport Hospital), 5.30%, 7/1/29	$507,955
		$507,955
Housing — 3.0%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$892,008
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	988,860
		$1,880,868

1

Industrial Development Revenue — 3.1%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$980,190
980	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	965,378
		$1,945,568
Insured-Education — 15.2%
$2,145	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$2,201,778
900	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	930,735
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,031,520
1,575	Rhode Island Health and Educational Building Corp., (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,610,107
710	Rhode Island Health and Educational Building Corp., (New England Institution of Technology), (AMBAC), 4.50%, 3/1/26	691,142
1,000	Rhode Island Health and Educational Building Corp., (Providence College), (XLCA), 5.00%, 11/1/24	1,025,310
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,642,224
500	Rhode Island Health and Educational Building Corp., (Roger Williams College), (AMBAC), 5.00%, 11/15/24	512,450
		$9,645,266
Insured-Electric Utilities — 4.2%
$975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$620,071
900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (4)	994,437
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/10, (FSA), 5.25%, 7/1/29 (4)	1,048,387
		$2,662,895
Insured-Escrowed/Prerefunded — 7.1%
$1,000	North Kingstown, Prerefunded to 10/1/09, (FGIC), 5.875%, 10/1/25 (6)	$1,052,570
230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (FSA), 5.75%, 8/1/21	265,882
500	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/09	519,420
1,000	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/12	1,082,820

2

$500	Rhode Island Health and Educational Building Corp., (University of Rhode Island), Prerefunded to 9/15/09, (MBIA), 5.50%, 9/15/19	$521,945
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), Prerefunded to 9/15/10, (AMBAC), 5.70%, 9/15/30	1,061,820
		$4,504,457
Insured-General Obligations — 6.8%
$600	North Kingstown, (FGIC), 5.00%, 10/1/25	$624,444
500	Puerto Rico, (FSA), Variable Rate, 7.962%, 7/1/27 (1)(2)	569,780
600	Rhode Island and Providence Plantations, (FSA), 4.75%, 8/1/26	608,340
1,850	Rhode Island and Providence Plantations, (MBIA), 5.00%, 11/15/25	1,933,731
575	Warwick, (AMBAC), 5.00%, 7/15/21	595,177
		$4,331,472
Insured-Hospital — 6.7%
$1,900	Rhode Island Health and Educational Building Corp., (Lifespan), (MBIA), 5.25%, 5/15/26	$1,934,200
2,250	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	2,315,700
		$4,249,900
Insured-Housing — 3.8%
$1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.00%, 10/1/48	$973,540
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	403,240
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,018,430
		$2,395,210
Insured-Lease Revenue / Certificates of Participation — 4.0%
$680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	$701,332
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	1,029,390
800	Rhode Island Health and Educational Building Corp., (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	824,256
		$2,554,978
Insured-Pooled Loans — 2.3%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$968,590
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	502,980
		$1,471,570

3

Insured-Solid Waste — 1.2%
$750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	$763,695
		$763,695
Insured-Special Tax Revenue — 11.2%
$2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	$2,426,661
2,010	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (4)	1,979,582
265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	98,893
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	504,464
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	384,914
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	674,340
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,033,910
		$7,102,764
Insured-Transportation — 10.0%
$1,500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (4)	$1,658,790
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,010,680
1,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/33	1,670,175
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	1,024,320
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	1,028,850
		$6,392,815
Insured-Water and Sewer — 7.7%
$3,350	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/27	$3,463,531
1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/28	1,033,890
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	372,960
		$4,870,381

4

Nursing Home — 4.4%
$500	Rhode Island Health and Educational Building Corp., (Roger Williams Realty), 6.50%, 8/1/29	$529,790
1,275	Rhode Island Health and Educational Building Corp., (Steere House), 5.80%, 7/1/20	1,289,051
1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	1,008,230
		$2,827,071
Other Revenue — 3.8%
$250	Central Falls Detention Facility Revenue, 7.25%, 7/15/35	$278,025
1,545	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (4)	1,629,295
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	492,979
		$2,400,299
Special Tax Revenue — 0.8%
$500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	$537,765
		$537,765
Total Tax-Exempt Investments — 107.0% (identified cost $66,270,406)		$68,002,422
Other Assets, Less Liabilities — (7.0)%		$(4,422,381)
Net Assets — 100.0%		$63,580,041

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 74.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 29.0% of total investments.

5

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $1,665,214 or 2.6% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/07	55 U.S. Treasury Bond	Short	$(6,003,401)	$(5,926,250)	$77,151

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.	$1,450,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$59,159
Citibank, N.A.	$1,450,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$49,734
Lehman Brothers, Inc.	$2,525,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(42,044)
					$66,849

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$61,088,910
Gross unrealized appreciation	$2,264,471
Gross unrealized depreciation	(485,959)
Net unrealized appreciation	$1,778,512

6

Eaton Vance West Virginia Municipals Fund                                                                                    as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.4%
$750	Shepherd College Board of Governors, 5.125%, 12/1/33	$773,775
		$773,775
Electric Utilities — 2.3%
$500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	$513,770
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.05%, 7/1/37 (1)(2)(5)	160,497
50	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.055%, 7/1/25 (1)(2)(5)	54,344
		$728,611
Escrowed / Prerefunded — 15.3%
$2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	$1,663,725
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,071,480
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,179,286
		$4,914,491
Housing — 2.4%
$800	West Virginia Housing Development Fund, (AMT), 4.625%, 11/1/32	$754,376
		$754,376
Industrial Development Revenue — 2.0%
$665	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	$655,078
		$655,078
Insured-Education — 10.2%
$750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	$769,282
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	462,512
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	514,245
1,000	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/34 (3)	1,025,560
500	West Virginia University, (FGIC), 4.75%, 10/1/35	501,030
		$3,272,629

1

Insured-Electric Utilities — 14.3%
$250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	$256,522
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,028,860
1,800	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (4)	1,812,618
450	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (4)	497,219
1,000	West Virginia Economic Development Authority, (Ohio Power Co.), (AMT), (AMBAC), 4.90%, 6/1/37	991,430
		$4,586,649
Insured-Escrowed / Prerefunded — 3.2%
$500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), Prerefunded to 4/1/08, 5.25%, 4/1/28	$515,210
500	West Virginia School Building Authority, Prerefunded to 7/1/07, (AMBAC), 5.60%, 7/1/17	510,045
		$1,025,255
Insured-General Obligations — 8.8%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$1,031,660
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	257,015
190	Puerto Rico, (FSA), 5.125%, 7/1/30	196,276
300	Puerto Rico, (FSA), Variable Rate, 7.962%, 7/1/27 (1)(2)	341,868
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	980,526
		$2,807,345
Insured-Hospital — 8.2%
$500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	$521,465
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,250,220
900	West Virginia Hospital Finance Authority, (United Hospital Center, Inc.), (AMBAC), 4.50%, 6/1/34	861,372
		$2,633,057
Insured-Lease Revenue / Certificates of Participation — 3.2%
$500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	$515,210
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	513,180
		$1,028,390
Insured-Special Tax Revenue — 4.2%
$3,780	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,338,158
		$1,338,158

2

Insured-Transportation — 3.4%
$750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (4)	$829,395
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	272,505
		$1,101,900
Insured-Water and Sewer — 24.6%
$500	Crab Orchard-MacArthur, Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	$509,445
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	512,095
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	774,353
500	West Virginia Water Development Authority, (Loan Program II), (AMBAC), 5.00%, 11/1/33	514,820
275	West Virginia Water Development Authority, (Loan Program II), (FGIC), 4.50%, 11/1/31	264,553
500	West Virginia Water Development Authority, (Loan Program II), (FGIC), 5.00%, 11/1/33	515,965
1,000	West Virginia Water Development Authority, (Loan Program II), (FGIC), 5.00%, 11/1/36	1,027,730
500	West Virginia Water Development Authority, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	522,160
500	West Virginia Water Development Authority, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	498,810
750	West Virginia Water Development Authority, (Loan Program IV), (FSA), 5.00%, 11/1/44	767,670
1,000	West Virginia Water Development Authority, (West Virginia Infrastructure Jobs Program), (FSA), 4.75%, 10/1/45	988,620
1,000	Wheeling Waterworks and Sewer System, (FSA), 4.75%, 6/1/36	1,001,770
		$7,897,991
Lease Revenue / Certificates of Participation — 1.3%
$400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	$407,648
		$407,648
Senior Living / Life Care — 1.0%
$300	West Virginia Economic Development Authority, (Edgewood Summit, Inc.), 5.50%, 11/1/29	$303,735
		$303,735
Total Tax-Exempt Investments — 106.8% (identified cost $33,301,352)		$34,229,088
Other Assets, Less Liabilities — (6.8)%		$(2,168,559)
Net Assets — 100.0%		$32,060,529

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 75.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 25.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $556,709 or 1.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	37 U.S. Treasury Bond	Short	$(4,038,652)	$(3,986,750)	$51,902

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$750,000	3.925%	USD-BMA	August 16, 2007/
			Municipal Swap Index	August 16, 2027	$25,725
Merrill Lynch Capital	$750,000	4.006%	USD-BMA	August 7, 2007/
Services, Inc.			Municipal Swap Index	August 7, 2037	$30,599
Lehman Brothers, Inc.	$1,275,000	5.956%	3 month USD-LIBOR-	March 25, 2008/
			BBA	March 25, 2038	$(21,230)
					$35,094

4

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$31,248,046
Gross unrealized appreciation	$1,255,855
Gross unrealized depreciation	(274,813)
Net unrealized appreciation	$981,042

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	August 27, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	August 27, 2007